STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Legacy Proterra warrant liability	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Legacy Proterra warrant liability	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2018			103,911	3,124
Beginning balance at Dec. 31, 2018	$ 191,480		$ 11	$ 0	$ 571,129		$ (379,660)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)			11,225	803
Issuance of stock, net of costs	88,390		$ 2		88,388
Issuance of warrants	141				141
Stock-based compensation	8,520				8,520
Net loss	(101,552)						(101,552)
Other comprehensive loss, net of taxes	0
Ending balance (in shares) at Dec. 31, 2019			115,136	3,927
Ending balance at Dec. 31, 2019	186,979		$ 13	$ 0	668,178		(481,212)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)				1,751
Issuance of stock, net of costs	4,212			$ 1	4,211
Stock-based compensation	10,282				10,282
Net loss	(127,007)						(127,007)
Other comprehensive loss, net of taxes	0
Ending balance (in shares) at Dec. 31, 2020			115,136	5,678
Ending balance at Dec. 31, 2020	74,466		$ 13	$ 1	682,671		(608,219)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of costs (in shares)				7,012
Issuance of stock, net of costs	6,712			$ 1	6,711
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)			(115,136)	115,576
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization	0		$ (13)	$ 11	2
Conversion of Convertible Notes into common stock (in shares)				7,424
Conversion of Convertible Notes into common stock	48,781			$ 1	48,780
Issuance of common stock upon the reverse recapitalization, net of issuance costs (in shares)				76,172
Issuance of common stock upon the reverse recapitalization, net of issuance costs	502,315			$ 8	502,307
Reclassification of derivative liability upon the reverse recapitalization	182,554				182,554
Reclassification of Legacy Proterra warrant liability upon the reverse recapitalization		$ 87,016				$ 87,016
Issuance of Earnout Shares, net of repurchase (in shares)				4,736
Issuance of Earnout Shares, net of repurchase	(634)				(634)
Issuance of common stock upon warrant redemption (in shares)				5,362
Issuance of common stock upon warrant redemption	53,475				53,475
Stock-based compensation	16,061				16,061
Net loss	(250,006)						(250,006)
Other comprehensive loss, net of taxes	(588)							(588)
Ending balance (in shares) at Dec. 31, 2021			0	221,960
Ending balance at Dec. 31, 2021	$ 720,152		$ 0	$ 22	$ 1,578,943		$ (858,225)	$ (588)